Nature of business and organization - Consolidated financial statements reflect the activities of Bit Origin (Details)	Dec. 31, 2024
SonicHash Canada
Nature of business and organization
Equity interest (in percent)	100.00%
SonicHash Singapore
Nature of business and organization
Equity interest (in percent)	100.00%
SonicHash US
Nature of business and organization
Equity interest (in percent)	100.00%
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)	55.00%